MTB GROUP OF FUNDS

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

January 23, 2012

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MTB Group of Funds (the “Registrant”)
File No. 33-20673; 811-5514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 11, 2012 to the Prospectus dated August 31, 2011, relating to the MTB Money Market Funds series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on January 11, 2012 (Accession Number: 0001193125-12-009455).

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth Secretary of the MTB Group of Funds

cc:	Alison Fuller, Stradley Ronon Stevens & Young, LLP

Jeff Seling, MTB